Restructuring Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Charges [Abstract]
Restructuring Charges	$ 36	$ 88
Restructuring and Related Cost, Cost Incurred to Date	124
Restructuring Reserve	4	65
Restructuring and Related Activities, Completion Date	Dec. 31, 2015
Restructuring and Related Activities, Initiation Date	Nov. 01, 2013
Restructuring and Related Cost, Expected Cost	133
Restructuring and Related Cost, Expected Cost Remaining	$ 9